Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Salaries and incentives	$ 265	$ 379
Accrued benefits and payroll taxes	71	98
Trade accounts payable and other accrued liabilities	776	512
Accrued interest payable	70	89
Taxes other than income tax	59	62
Capco acquisition related liabilities	0	6
Total accounts payable and accrued liabilities	$ 1,241	$ 1,146